Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALLSPRING EXCHANGE-TRADED FUNDS TRUST
Entity Central Index Key	0001611331
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000254753
Shareholder Report [Line Items]
Fund Name	Broad Market Core Bond ETF
Trading Symbol	AFIX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Broad Market Core Bond ETF for the period from December 4, 2024 (commencement of operations) to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.
Additional Information Phone Number	 1-866-701-2575.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Broad Market Core Bond ETF	$14	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.19%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The economy has weathered broad policy changes better than expected, despite earlier warnings to the contrary. The Federal Reserve (Fed) has been on hold, waiting for clarity in the face of stubborn inflation and slowing job growth. However, the market expects monetary policy easing to resume this fall. Risk assets have performed well following a brief period of volatility in the spring, leaving risk premiums for most sectors near longer-term tights.

Portfolio positioning has been relatively stable over the year, with some minor changes to take advantage of relative value opportunities. We remain fully invested but in a defensive manner in order to continue earning spread premiums from lower-risk segments of the market while positioning the portfolio to hold up relatively well if economic or market conditions deteriorate.

Portfolio performance benefited from an overweight to spread sectors (non-Treasury bonds) as well as positive security selection, most notably within corporates, taxable municipals, and other U.S. government bonds.

Mortgage security selection detracted from portfolio performance.

Line Graph [Table Text Block]
	Broad Market Core Bond ETF	Bloomberg U.S. Aggregate Bond Index
12/4/2024	$10,000	$10,000
12/31/2024	$9,841	$9,816
1/31/2025	$9,892	$9,868
2/28/2025	$10,119	$10,085
3/31/2025	$10,109	$10,089
4/30/2025	$10,154	$10,128
5/31/2025	$10,081	$10,056
6/30/2025	$10,241	$10,211
7/31/2025	$10,221	$10,184
8/31/2025	$10,350	$10,305

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	Since Inception (12/4/24)
Broad Market Core Bond ETF	3.50
Bloomberg U.S. Aggregate Bond Index	3.05

AssetsNet	$ 177,801,144
Holdings Count | Holding	588
Advisory Fees Paid, Amount	$ 203,212
InvestmentCompanyPortfolioTurnover	114.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	33.8
Corporate bonds and notes	27.8
U.S. Treasury securities	12.2
Asset-backed securities	10.8
Municipal obligations	6.1
Non-agency mortgage-backed securities	5.4
Yankee corporate bonds and notes	3.9

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Bonds, 5.00%, 5‑15‑2045	4.9
U.S. Treasury Bonds, 4.63%, 2‑15‑2055	4.2
FHLMC, 5.50%, 1‑1‑2055	1.9
FNMA, 5.09%, 1‑1‑2031	1.7
U.S. Treasury Notes, 3.75%, 6‑30‑2027	1.4
FNMA, 5.04%, 1‑1‑2031	1.2
FNMA, 5.00%, 1‑1‑2031	1.1
FNMA, 5.50%, 12‑1‑2054	1.1
FNMA, 3.50%, 9‑1‑2050	1.0
FHLMC, 4.50%, 12‑1‑2052	1.0

Material Fund Change [Text Block]
C000254754
Shareholder Report [Line Items]
Fund Name	Core Plus ETF
Trading Symbol	APLU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Plus ETF for the period from December 4, 2024 (commencement of operations) to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-866-701-2575.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Core Plus ETF	$23	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.30%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Treasury yields were volatile throughout the 12-month period that ended August 31, 2025. After peaking in January, yields fell as U.S. economic, trade, and immigration policy uncertainty rose. The Federal Reserve (Fed) cut rates a total of 100 basis points (bps; 100 bps equal 1.00%) early in the period before holding rates steady throughout 2025. At period-end, markets priced in two more rate cuts by the end of 2025. Credit spreads narrowed and remained subdued for much of the period. Securitized sectors, such as agency mortgage-backed securities (MBS), saw spreads widen and then narrow to levels below their three- and five-year averages.

Portfolio duration was long relative to the benchmark throughout the period. The Fund had a diversified set of high-quality securitized exposures.

The top contributors to performance were sector allocation (through an overweight to agency commercial mortgage-backed securities, agency MBS, and government agency debentures), security selection, duration, and curve positioning.

The main detractor from performance was a small allocation to non-agency collateralized mortgage obligations.

Line Graph [Table Text Block]
	Core Plus ETF	Bloomberg U.S. Aggregate Bond Index
12/4/2024	$10,000	$10,000
12/31/2024	$9,811	$9,816
1/31/2025	$9,882	$9,868
2/28/2025	$10,092	$10,085
3/31/2025	$10,064	$10,089
4/30/2025	$10,072	$10,128
5/31/2025	$10,028	$10,056
6/30/2025	$10,194	$10,211
7/31/2025	$10,182	$10,184
8/31/2025	$10,313	$10,305

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	Since Inception (12/4/24)
Core Plus ETF	3.13
Bloomberg U.S. Aggregate Bond Index	3.05

AssetsNet	$ 249,530,714
Holdings Count | Holding	454
Advisory Fees Paid, Amount	$ 424,963
InvestmentCompanyPortfolioTurnover	229.00%
Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	33.3
Corporate bonds and notes	18.3
U.S. Treasury securities	14.3
Yankee corporate bonds and notes	9.7
Asset-backed securities	8.6
Non-agency mortgage-backed securities	6.9
Foreign government bonds	4.2
Foreign corporate bonds and notes	3.4
Yankee government bonds	0.9
Loans	0.3
Investment companies	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.88%, 7‑31‑2030	7.8
FNMA, 2.50%, 2‑1‑2051	2.3
FNMA, 2.00%, 2‑1‑2052	2.3
GNMA, 5.00%, 12‑20‑2054	2.1
FNMA, 5.50%, 3‑1‑2055	2.0
U.S. Treasury Bonds, 4.75%, 5‑15‑2055	1.8
GNMA, 5.50%, 12‑20‑2054	1.6
U.S. Treasury Notes, 3.88%, 7‑31‑2027	1.6
FHLMC, 3.00%, 10‑1‑2053	1.4
U.S. Treasury Bonds, 4.75%, 2‑15‑2045	1.4

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since December 4, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

Material Fund Change Adviser [Text Block]

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as an additional sub-adviser for the Fund, effective November 3, 2025. On the same date, Sarah Harrison will be added as a portfolio manager for the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since December 4, 2024.

[1]	Annualized
[2]	Annualized